As filed with the Securities and Exchange Commission on April 7, 2004

                                      Securities Act Registration No. 333-[    ]
                               Investment Company Act Registration No. 811-21283

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-2


           [x] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         [ ] Pre-Effective Amendment No.
                       [ ] Post-Effective Amendment No.
                                     and/or


       [x] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               [x] Amendment No. 6

                         EXCELSIOR BUYOUT INVESTORS, LLC
               (Exact name of registrant as specified in charter)
                225 HIGH RIDGE ROAD, STAMFORD, CONNECTICUT 06905
(Address of Principal Executive Offices (Number, Street, City, State, Zip Code))
                                 (203) 352-4494
              (Registrant's telephone number, including area code)

                               DOUGLAS A. LINDGREN
                         EXCELSIOR BUYOUT INVESTORS, LLC
                225 HIGH RIDGE ROAD, STAMFORD, CONNECTICUT 06905
                    (Name and Address of Agents for Service)

                                   COPIES TO:
                            MICHAEL R. ROSELLA, ESQ.
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                               75 EAST 55TH STREET
                            NEW YORK, NEW YORK 10022
                            PHONE NO.: (212) 318-6800
                             FAX NO.: (212) 319-4090

        Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

        If any of the securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box................[ ]

        It is proposed that this filing will become effective (check appropriate box)

        [ ] when declared effective pursuant to Section 8(c)

        The following boxes should only be included and completed if the Registrant is a registered closed-end management investment company or business development company which makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act and is making this Filing in accordance with Rule 486 under the Securities Act.

        [x] immediately upon filing pursuant to paragraph (b)
        [ ] on (date), pursuant to paragraph (b)
        [ ] 60 days after filing pursuant to paragraph (a)
        [ ] on (date) pursuant to paragraph (a) of Rule 486

        If appropriate, check the following box:

        [ ] this post-effective amendment designates a new effective date for a previously filed registration statement.
        [x] this form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-102578.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
                                                         Proposed
                                                          Maximum       Maximum
                                                         Offering      Aggregate     Amount of
Title of Securities Being              Amount being        Price        Offering    Registration
Registered                              Registered       Per Unit*       Price*         Fee*
Units of Membership Interests
(without par value)..............      50,000 units       $1,000      $50,000,000   $4,600.00(1)
Units of Membership Interests
(without par value)..............      13,915 units       $1,000      $13,915,000   $1,763.03(2)
================================================================================================

       *Estimated solely for the purpose of calculating the registration fee.

        (1) The required filing fee has been previously paid pursuant to the filing of the Registration Statement on Form N-2 (File Nos. 333-102578 and 811-21283) on January 17, 2003 (accession number 0001116679-03-000090).

        (2) Being registered pursuant to this Registration Statement.

        This Post-Effective Amendment to the Registration Statement on Form N-2 consists of the following:

        (1) Facing Sheet of the Registration Statement
        (2) Part C to the Registration Statement (including the signature page)

The Registrant's Prospectus dated June 6, 2003, and the Supplement to the Registrant's Prospectus dated December 30, 2003, filed with the Securities and Exchange Commission on Form 497 on March 5, 2004 (accession number 0001193125-04-035624), and December 30, 2003 (accession number
0001116679-03-002697), respectively, are hereby incorporated by reference.

PART C - OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     1.     Part A:       The Financial Statements of the Fund are included in
                          the Fund's Prospectus which is hereby incorporated by reference.

            Part B:       Not applicable.

     2.     Exhibits
                  (a)     (1)  Certificate of Formation of Limited Liability
                               Company filed January 7, 2003.*
                          (2) Certificate of Amendment of the Fund filed February 7, 2003.**
                          (3) Form of Limited Liability Company Operating Agreement.**
                  (b)          Not applicable.
                  (c)          Not applicable.
                  (d) Specimen Certificate of the Fund's Units, the rights of holders of which are defined in Exhibit(a)(3).**
                  (e)          Not applicable.
                  (f)          Not applicable.
                  (g) Form of Investment Advisory Agreement between the Fund and U.S. Trust Company**
                  (h)          (1)   Form of Distribution Agreement between the
                                     Fund and Charles Schwab & Co., Inc.**
                               (2)   Form of Selling Agent Agreement among
                                     Charles Schwab & Co., Inc., the Fund and
                                     UST Securities Corporation.**
                  (i)          Not applicable.
                  (j)          (1)   Form of Custodian Services Agreement
                                     between the Fund and PFPC Trust Company.***
                               (2)   Form of Administration, Accounting and
                                     Investor Services Agreement between the
                                     Fund and PFPC Inc.**
                               (3)   Form of Escrow Agreement among the Fund,
                                     PNC Bank, Delaware and PFPC Inc.**
                  (k)          Not applicable.
                  (l) Form of Opinion and consent of Paul, Hastings, Janofsky & Walker LLP.**
                  (m)          Not applicable.
                  (n)          (1)   Form of Opinion and consent of Paul,
                                     Hastings, Janofsky & Walker LLP as to
                                     certain tax matters.**
                               (2)   Consent of Ernst & Young, LLP independent
                                     auditors.****
                  (o)          Not applicable.
                  (p)          (1)   Subscription Agreement for investment in
                                     Units of the Fund.**
                               (2)   Agreement with respect to Seed Capital.**
                  (q)          Not applicable.
                  (r)          (1)   Code of Ethics of the Fund.**
                               (2)   Code of Ethics of U.S. Trust Company, and
                                     the selling agents.**
                               (3)   Code of Ethics of the Distributor.**
                  (s)          (1)   Power of Attorney.*

* Filed with the Registration Statement on Form N-2 (File Nos. 333-102578 and 811-21283) on January 17, 2003 (accession number 0001116679-03-000090).

** Filed with the Registration Statement on Form N-2 (File Nos. 333-102578 and 811-21283) on April 1, 2003 (accession number 0001116679-03-001138).

*** Filed with the Registration Statement on Form N-2 (File Nos. 333-102578 and 811-21283) on April 16, 2003 (accession number 0001116679-03-001217).

**** Filed with the Registration Statement on Form N-2 (File Nos. 333-102578 and 811-21283) on June 3, 2003 (accession number 0001116679-03-001542).

Item 25.  MARKETING ARRANGEMENTS

        See the Distribution Agreement and Form of Selling Agent Agreement to be filed as Exhibits 2(h)(1) and (2) as well as the Fund's prospectus under the caption "Selling Arrangements."


Item 26.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

        The following table sets forth the estimated expenses, payable by the Fund, in connection with the issuance and distribution of the securities covered by this registration statement.

                  Securities and Exchange Commission
                  fees.....................................   $   1,763.03
                  Printing.................................   $       0.00
                  Legal fees and expenses..................   $  10,000.00
                  Miscellaneous............................   $       0.00
                                                              ------------
                                         Total.............   $  11,763.03

Item 27.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

        Upon conclusion of the public offering of the Fund's shares, it is anticipated that no person will be controlled by or under common control with the Fund.

Item 28.  NUMBER OF HOLDERS OF SECURITIES AS OF FEBRUARY 29, 2004

None.


Item 29. INDEMNIFICATION

        See the Limited Liability Company Operating Agreement, the Investment Advisory Agreement and the Distribution Agreement of the Fund to be filed as Exhibits (a)(2), (g) and (h)(1), respectively.

Item 30.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

        U.S. Trust Company, N.A., the Fund's Investment Adviser, provides asset management, private banking and fiduciary services. For the names and principal businesses of the directors and certain senior executive officers of U.S. Trust Company, N.A., including those who are engaged in any other business, profession, vocation or employment of a substantial nature, see the Fund's prospectus under the caption "Management."

Item 31.  LOCATION OF ACCOUNTS AND RECORDS

        The accounts and records of the Fund will be maintained at the office of PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809.

Item 32.  MANAGEMENT SERVICES

        Except as described in the Prospectus under the caption "Management," the Fund is not a party to any management service related contract.

Item 33.  UNDERTAKINGS

        The Fund undertakes to suspend the offering of its common shares until it amends its prospectus if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or
(2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

        The Fund additionally undertakes, pursuant to Rule 415 under the Securities Act, as follows:

        (a) To file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

               (1) To include any prospectus required by Section 10(a)(3) of the Securities Act;

               (2) To reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

               (3) To include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

        (b) That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and

        (c) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

                                   SIGNATURES


       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 486(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 7th day of April, 2004.


                                            EXCELSIOR BUYOUT INVESTORS, LLC

                                            By:   /s/ Douglas A. Lindgren
                                                  ------------------------------
                                                  Douglas A. Lindgren
                                                  (Authorized Signatory)

       Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                              Title                     Date

/s/ Douglas A. Lindgren                Principal Executive       April 7, 2004
------------------------------         Officer and Manager
Douglas A. Lindgren

/s/ Robert F. Aufenanger               Chief Financial Officer   April 7, 2004
------------------------------
Robert F. Aufenanger

/s/ Virginia G. Bonker                 Manager                   April 6, 2004
------------------------------
Virginia G. Bonker

                                       Manager
------------------------------
Jonathan Bulkeley

/s/ Thomas A. McDevitt                 Manager                   April 7, 2004
------------------------------
Thomas A. McDevitt